Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) uSDollarsPerShare	Dec. 31, 2021 USD ($) uSDollarsPerShare	Dec. 31, 2020 USD ($) uSDollarsPerShare
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (1)	Total Stockholder Return	Peer Group Total Stockholder Return (2)	Net Income (in thousands)	Core FFO per Share (3)
2022	$11,628,744	$821,731	$2,946,484	$927,072	$153.35	$99.67	$921,156	$8.44
2021	$7,315,982	$30,315,331	$1,823,862	$5,938,587	$228.23	$131.78	$877,758	$6.91
2020	$6,782,212	$11,474,793	$1,694,401	$6,562,111	$113.57	$92.00	$517,582	$5.28

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our NEOs, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Joseph D. Margolis	P. Scott Stubbs, Gwyn G. McNeal, Samrat Sondhi and W. Noah Springer
2021	Joseph D. Margolis	P. Scott Stubbs, Matthew T. Herrington, Gwyn G. McNeal and Samrat Sondhi
2020	Joseph D. Margolis	P. Scott Stubbs, Matthew T. Herrington, Gwyn G. McNeal and Samrat Sondhi

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the FTSE Nareit Equity REITs Index ("FNRE"), which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company's Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 11,628,744	$ 7,315,982	$ 6,782,212
PEO Actually Paid Compensation Amount	$ 821,731	30,315,331	11,474,793
Adjustment To PEO Compensation, Footnote [Text Block]
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year and the Options Exercised, Stock Vested and 2020 PSUs Vested table for the value realized by each of them upon the vesting of stock awards during 2022.
To calculate the amounts in the compensation actually paid to our CEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the "total" compensation as reported in the Summary Compensation Table:

	2022		2021		2020
Adjustments	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(8,024,201)	$(1,691,600)	$(4,278,669)	$(805,726)	$(4,216,825)	$(763,020)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,935,053	$1,258,891	$11,965,824	$2,253,324	$4,934,003	$2,109,021
Increase/(Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(8,330,837)	$(1,512,653)	$15,273,519	$2,663,506	$4,511,689	$805,301
Increase/(Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(387,028)	$(74,050)	$38,676	$3,620	$95,498	$21,412
Total Adjustments	$(10,807,013)	$(2,019,412)	$22,999,350	$4,114,724	$5,324,365	$2,172,714

Non-PEO NEO Average Total Compensation Amount	$ 2,946,484	1,823,862	1,694,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 927,072	5,938,587	6,562,111
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year and the Options Exercised, Stock Vested and 2020 PSUs Vested table for the value realized by each of them upon the vesting of stock awards during 2022.
To calculate the amounts in the compensation actually paid to our CEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the "total" compensation as reported in the Summary Compensation Table:

	2022		2021		2020
Adjustments	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(8,024,201)	$(1,691,600)	$(4,278,669)	$(805,726)	$(4,216,825)	$(763,020)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,935,053	$1,258,891	$11,965,824	$2,253,324	$4,934,003	$2,109,021
Increase/(Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(8,330,837)	$(1,512,653)	$15,273,519	$2,663,506	$4,511,689	$805,301
Increase/(Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(387,028)	$(74,050)	$38,676	$3,620	$95,498	$21,412
Total Adjustments	$(10,807,013)	$(2,019,412)	$22,999,350	$4,114,724	$5,324,365	$2,172,714

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Core FFO per Share
Relative Total Stockholder Return Ranking to MSCI US REIT Index
Same-Store Property Net Operating Income

Total Shareholder Return Amount	$ 153.35	228.23	113.57
Peer Group Total Shareholder Return Amount	99.67	131.78	92.00
Net Income (Loss)	$ 921,156,000	$ 877,758,000	$ 517,582,000
Company Selected Measure Amount | uSDollarsPerShare	8.44	6.91	5.28
PEO Name	Joseph D. Margolis
Additional 402(v) Disclosure [Text Block]
Adjustments include the following assumptions used to calculate the fair value of the awards at each valuation date in accordance with ASC 718:
For awards of restricted stock, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the change in stock price at each fiscal year end presented by the number of shares of restricted stock outstanding on such valuation date.
For the PSUs that are tied to Core FFO per Share, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the stock price at each fiscal year end by the number of PSUs outstanding and by the estimated probability of achieving the performance target that was used to calculate our ASC 718 expense for each fiscal year.
For the PSUs that are tied to relative total stockholder return and calculated in accordance with ASC718 using a Monte Carlo simulation, the adjustments reflected used the following valuation assumptions in order to calculate the fair value as of each fiscal year end (which is also the vesting date for those PSUs that vest based on the three-year period ending at such fiscal year end). Under the terms of the PSUs, dividends for the entire measurement period are paid in cash when the shares are released (and disclosed in the “All Other Compensation” column of the Summary Compensation Table for the year in which such dividends are paid), so the dividend yield was assumed to be 0%.

	Valuation Assumptions
As of December 31,	PSU-TSR Award Granted	Risk-free rate	Volatility	Expected term (in years)
2022	February 2022	4.4%	28.4%	2
2022	February 2021	4.7%	34.0%	1
2021	February 2021	0.7%	33.0%	2
2022	February 2020	N/A	N/A	0
2021	February 2020	0.4%	20.9%	1
2020	February 2020	0.1%	31.6%	2
For additional information about the assumptions used to value our equity awards, please see the notes to the our financial statements in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 28, 2023, and our Annual Report on Form 10-K for prior years.
PAY-FOR-PERFORMANCE ALIGNMENT
The following table identifies the three most important financial performance measures used by our Compensation Committee to link the compensation for our CEO and other NEOs in 2022, to Company performance. The majority of executive compensation was weighted toward long-term performance and time-based awards and the metrics used to determine our performance based awards is Core FFO per Share and relative total stockholder return ranking. For the non-equity incentive plan awards the primary performance measure used is same-store property net operating income.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Share
Non-GAAP Measure Description [Text Block]	Core FFO per Share represents FFO per share as adjusted. FFO is defined by the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”) as net income computed in accordance with GAAP excluding gains or losses on sales of operating stores and impairment write downs of depreciable real estate assets, plus depreciation and amortization and after adjustments to record unconsolidated partnerships and joint ventures on the same basis. Core FFO is FFO excluding revenues and expenses not core to our operations. For a reconciliation of net income attributable to common stockholders on a GAAP basis to Core FFO and Core FFO per share, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return Ranking to MSCI US REIT Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-Store Property Net Operating Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,807,013)	$ 22,999,350	$ 5,324,365
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(8,024,201)	(4,278,669)	(4,216,825)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,935,053	11,965,824	4,934,003
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(8,330,837)	15,273,519	4,511,689
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(387,028)	38,676	95,498
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,019,412)	4,114,724	2,172,714
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,691,600)	(805,726)	(763,020)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,258,891	2,253,324	2,109,021
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,512,653)	2,663,506	805,301
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (74,050)	$ 3,620	$ 21,412